INVENTORY	3 Months Ended
Mar. 31, 2021
INVENTORY
INVENTORY

7. INVENTORY

Inventory consists of the following (in thousands):

	March 31,	December 31,
	2021	2020
Raw materials	$4,927	$—
Finished goods	12,854	6,812
Work in process	3,056	2,896
Total inventory	$20,837	$9,708